Note 23 - Share Capital - Schedule of Share Capital (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Apr. 10, 2024	Apr. 09, 2024
Statement Line Items [Line Items]
Par value (in dollars per share)			$ 0.001	$ 0.0001
Authorized share capital, value	$ 75,000	$ 75,000
Issued and outstanding share capital, value	$ 26,356	$ 19,443
Ordinary shares [member]
Statement Line Items [Line Items]
Authorized share capital (in shares)	73,500,000	73,500,000
Par value (in dollars per share)	$ 0.001	$ 0.001
Authorized share capital, value	$ 73,500	$ 73,500
Issued and outstanding share capital (in shares)	26,356,512	19,443,242
Issued and outstanding share capital, value	$ 26,356	$ 19,443
Preference shares [member]
Statement Line Items [Line Items]
Authorized share capital (in shares)	15,000,000	15,000,000
Par value (in dollars per share)	$ 0.0001	$ 0.0001
Authorized share capital, value	$ 1,500	$ 1,500
Issued and outstanding share capital (in shares)	0	0
Issued and outstanding share capital, value	$ 0	$ 0